Accounts receivable, net - Additional Information (Details) - USD ($)	4 Months Ended	10 Months Ended
	Aug. 29, 2025	Aug. 29, 2025
Subsequent Event
Accounts receivable, net
Amount collected	$ 643,193	$ 1,111,018